Loan Payable (Tables)	6 Months Ended
Jun. 30, 2017
Yingxi Industrial Chain Group Co Ltd [Member]
Schedule of Long Term Loans Payable

The components of our long-term debt including the current portion, and the associated interest rates, were as follows as of June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016

Loan payable with no interest and 3 years maturity	$1,475,000	$-
Loan payable with no interest and 1 year maturity	2,655,000	-
	4,130,000	-
Current portion of loans payable	2,655,000	-
Long-term loans payable	$1,475,000	$-